Components of Sales and Operating Revenue (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ 6,800,851	¥ 6,493,212	¥ 7,181,273
Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	726,774	756,625	906,439
Intersegment	3,598	4,692	9,185
Total	730,372	761,317	915,624
Game
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	527,110	679,899	744,601
Intersegment	179,968	125,067	120,368
Total	707,078	804,966	864,969
Mobile Products & Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	1,220,013	622,415	631,514
Intersegment	37,605	262	73
Total	1,257,618	622,677	631,587
Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	993,822	1,282,728	1,712,324
Intersegment	1,005	428	640
Total	994,827	1,283,156	1,712,964
Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	583,968	677,208	771,350
Intersegment	264,607	349,360	380,537
Total	848,575	1,026,568	1,151,887
Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	732,127	656,097	599,654
Intersegment	612	1,624	312
Total	732,739	657,721	599,966
Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	431,719	430,751	457,771
Intersegment	9,989	12,038	12,972
Total	441,708	442,789	470,743
Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	1,004,623	868,971	798,495
Intersegment	3,113	2,924	8,031
Total	1,007,736	871,895	806,526
All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	532,558	465,745	449,778
Intersegment	56,283	64,598	70,004
Total	588,841	530,343	519,782
Corporate and elimination
Segment Reporting, Revenue Reconciling Item [Line Items]
Total	¥ (508,643)	¥ (508,220)	¥ (492,775)